Cover	Dec. 07, 2022
Cover [Abstract]
Entity Registrant Name	BODY AND MIND INC.
Entity Central Index Key	0001715611
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	true
Document Period End Date	Dec. 07, 2022
Entity Ex Transition Period	true
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	98-1319227
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-55940
Entity Address Address Line 1	750 – 1095 West Pender Street
Entity Address City Or Town	Vancouver
Entity Address Country	CA
Entity Address Postal Zip Code	V6E 2M6
City Area Code	800
Local Phone Number	361-6312
Amendment Description	This Current Report on Form 8-K/A (the “Amendment No. 1”) amends the Current Report on Form 8-K (the “Original Form 8-K”) filed by Body and Mind Inc. (the “Company”) dated December 7, 2022 and filed with the Securities and Exchange Commission on December 13, 2022. This Amendment No. 1 is solely for the purpose of providing the financial statements and information required by Item 9.01(a) of Form 8-K and the pro forma financial information required by Item 9.01(b) of Form 8-K in connection with the Company’s previously reported acquisition of Canopy Monterey Bay, LLC (“Canopy”).